Securities (Tables)	12 Months Ended
Dec. 31, 2017
Securities [Abstract]
Schedule Of Amortized CostGross Unrealized Gains and Losses, and Fair Values of Securities

	December 31, 2017
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Treasury securities	$2,001	$-	$(3)	$1,998
States and political subdivisions	120,000	1,535	(1,057)	120,478
Corporate obligations	10,068	16	(95)	9,989
Mortgage-backed securities-
government sponsored entities	152,901	17	(4,262)	148,656
Total debt securities	$284,970	$1,568	$(5,417)	$281,121

	December 31, 2016
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Treasury securities	$2,005	$-	$(8)	$1,997
States and political subdivisions	127,585	884	(3,368)	125,101
Corporate obligations	10,255	37	(180)	10,112
Mortgage-backed securities-
government sponsored entities	169,124	26	(4,220)	164,930
Total debt securities	308,969	947	(7,776)	302,140
Equity securities-financial services	320	104	-	424
	$309,289	$1,051	$(7,776)	$302,564

Schedule Of Investments' Gross Unrealized Losses and Fair Value Aggregated by Security Type and Lengthof Time That Individual Securities Have Been in a Continuous Unrealized Loss Position

	December 31, 2017
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury securities	$-	$-	$1,998	$(3)	$1,998	$(3)
States and political subdivisions	17,310	(228)	44,948	(829)	62,258	(1,057)
Corporate obligations	-	-	6,859	(95)	6,859	(95)
Mortgage-backed securities-government sponsored entities	22,250	(320)	125,846	(3,942)	148,096	(4,262)
	$39,560	$(548)	$179,651	$(4,869)	$219,211	$(5,417)

	December 31, 2016
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury securities	$1,997	$(8)	$-	$-	$1,997	$(8)
States and political subdivisions	90,109	(3,362)	205	(6)	90,314	(3,368)
Corporate obligations	6,895	(180)	-	-	6,895	(180)
Mortgage-backed securities-government sponsored entities	152,614	(3,912)	9,967	(308)	162,581	(4,220)
	$251,615	$(7,462)	$10,172	$(314)	$261,787	$(7,776)

Schedule Of Amortized Cost and Fair Value Of Debt Securities by Contractual Maturity

	Amortized	Fair
	Cost	Value
	(In Thousands)
Due in one year or less	$5,514	$5,517
Due after one year through five years	21,383	21,269
Due after five years through ten years	45,373	44,705
Due after ten years	59,799	60,974
	132,069	132,465

Mortgage-backed securities - government sponsored entities	152,901	148,656
	$284,970	$281,121